SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2025
Retirement Benefits [Abstract]
Schedule of Restricted shares

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Unvested as of December 31, 2024	—	—
Granted	1,830,000	4.24
Vested	(155,693)	4.34
Unvested as of June 30, 2025	1,674,307	4.23

Schedule of share-based compensation expenses

	For the six months ended June 30,
	2024	2025
	$US	$US
	(Unaudited)
General and administrative expenses	—	628,500
Selling and marketing expenses	—	48,125
Total	—	676,625